IFRS 7 Disclosure (Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 581,569	$ 574,957
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	28,235	33,216
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	230,536	227,435
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 322,798	$ 314,306